Property, Plant and Equipment, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
($ amounts in thousands)

	June 30,	December 31,
	2013	2012
Land	$4,553	$4,553
Buildings	29,036	28,781
Machinery and equipment	53,985	48,026
Office equipment, furniture and fixtures	5,254	5,130
Computer software and hardware	20,209	19,034
Leasehold improvements	24,410	22,720
Construction in progress	9,314	10,933
	146,761	139,177
Accumulated depreciation and amortization	(18,914)	(7,547)
	$127,847	$131,630

($ amounts in thousands)

	December 31,	December 31,
	2012	2011
	(Successor)	(Predecessor)
Land	$4,553	$1,882
Buildings	28,781	28,186
Machinery and equipment	48,026	66,237
Office equipment, furniture and fixtures	5,130	6,908
Computer software and hardware	19,034	48,198
Leasehold improvements	22,720	27,203
Construction in progress	10,933	8,032
	139,177	186,646
Accumulated depreciation and amortization	(7,547)	(88,856)
	$131,630	$97,790

Schedule of Depreciation and Amortization Expense Related to Property, Plant and Equipment
Depreciation and amortization expense related to property, plant and equipment

($ amounts in thousands)

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(Successor)	(Predecessor)	(Successor)	(Predecessor)
Depreciation and amortization expense	$5,817	$4,479	$11,705	$8,859

Depreciation and amortization expense related to property, plant and equipment
($ amounts in thousands)

	For the Period		For the Year Ended
	September 29, 2012 to December 31, 2012	January 1, 2012 to September 28, 2012	December 31, 2011	December 31, 2010
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Depreciation and amortization expense	$7,547	$13,230	$13,214	$13,384